Employee Benefit Plans (Unfunded)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Employee Benefit Plans (Unfunded) [Abstract]
Employee benefit plans (unfunded)
28	Employee benefit plans (unfunded)

Employee benefit plans include gratuity and compensated absences payable to employees. These benefit plans consist of a defined benefit plan for gratuity payable by the Indian subsidiary of the Company under Indian regulations. These are determined under the projected unit credit method, with actuarial valuations being carried out at each reporting date. The retirement benefit obligations recognized in the Condensed Consolidated Balance Sheet represent the present value of the defined obligations. Under an employee benefit plan, it is the Company’s obligation to provide agreed benefits to the employees. The related actuarial and investment risks fall on the Company. The summary of current and non-current employee benefit plans obligations along with its components are as below:

Pension and other employee obligations

As at	December 31, 2023	March 31, 2023
Current
Gratuity	$88,040	$70,872
Compensated absences	90,399	75,134
	178,439	146,006
Non current
Gratuity	262,376	215,841
Compensated absences	247,136	222,967
	509,512	438,808

	Three months ended December 31,		Nine months ended December 31,
I. Gratuity	2023	2022	2023	2022
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$347,647	$283,073	$286,713	$341,726
Service cost	20,975	26,445	71,084	77,391
Interest cost	3,748	4,558	13,541	14,427
Actuarial loss/ (gain)	17,989	(11,097)	61,594	(39,247)
Benefits paid	(39,713)	(5,507)	(78,390)	(75,131)
Effect of exchange rate changes	(230)	(5,681)	(4,126)	(27,375)
PBO at the end of the period	350,416	291,791	350,416	291,791

Accrued pension liability
Current liability			$88,040	$82,661
Non-current liability			262,376	209,130
			350,416	291,791

Accumulated benefit obligation			254,630	208,211

	Three months ended December 31,		Nine months ended December 31,
Net gratuity cost recognized in income statement	2023	2022	2023	2022
Service cost	$20,975	$26,445	$71,084	$77,391
Interest cost	3,748	4,558	13,541	14,427
Amortization of net actuarial (gains)/loss	(5,250)	(4,466)	(15,859)	(13,826)
Net periodic benefit cost	19,473	26,537	68,766	77,992

	Three months ended December 31,		Nine months ended December 31,
Re-measurement (gains) / losses in other comprehensive income	2023	2022	2023	2022
Actuarial (gain)/loss	$17,989	$(11,097)	$61,594	$(39,247)
Amortization loss	(5,250)	(4,466)	(15,859)	(13,826)
Total	23,239	(6,631)	77,453	(25,421)

	Three months ended December 31,		Nine months ended December 31,
Components of actuarial gain:	2023	2022	2023	2022
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$(3,178)	$(6,724)	$(2,430)	$(9,619)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	5,847	1,651	312	(6,106)
Actuarial (gain)/loss due to experience on defined benefit obligation	15,320	(6,024)	63,712	(23,522)
Total	17,989	(11,097)	61,594	(39,247)

The assumptions used in accounting for the gratuity plan are as follows:

	December 31, 2023	December 31, 2022
Discount rate - staff	7.28%	7.48%
Discount rate - independent service provider*	7.21%	7.15%
Attrition rate - staff	37.96%	35.00%
Attrition rate - independent service provider*	83.44%	92.00%
Rate of increase in compensation levels - staff	12.63%	13.00%
Rate of increase in compensation levels - independent service provider*	11.43%	14.50%

*	Independent service providers are contract employees responsible for maintaining the fleet of the Company.

During the period ended December 31, 2023 and December 31, 2022, actuarial gain was driven by changes in actuarial assumptions, offset by experience adjustments on present value of benefit obligations.

The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium.

Expected benefit payments as of December 31, 2023 is as follows:

Year ending March 31,
2024 (January 1, 2024 till March 31, 2024)	22,838
2025	81,162
2026	45,550
2027	28,756
2028	21,252
Thereafter	152,981
Total	352,539

II.	Compensated absences

The employees are permitted to encash a maximum of 45 days of accumulated leave balance on separation. The Company has provided liability for compensated absences as per an actuarial valuation carried out by an independent actuary on the Balance Sheet date.

	Three months ended December 31,		Nine months ended December 31,
Net leave encashment cost includes the following components	2023	2022	2023	2022
Service cost	$(6,569)	$47,025	$119,187	$92,161
Interest cost	3,672	2,388	14,084	8,871
Recognized net actuarial (gains)/loss	29,683	(24,945)	(4,857)	50,248
Net periodic benefit cost	26,786	24,468	128,414	151,280

Defined contribution plan

The Indian subsidiary makes provident fund contributions which are defined contribution plans, for qualifying employees. Under the Schemes, the Indian subsidiary is required to contribute a specified percentage of the payroll costs to fund the benefits. The contributions are made to provident fund in accordance with the fund rules. The interest rate payable to the beneficiaries every year is notified by the Government. The amount of contributions made to provident fund is $98,424 and $317,248 for the three months and nine months ended December 31, 2023 respectively and $137,458 and $510,853 for the three months and nine months ended December 31, 2022.

27	Employee benefit plans (unfunded)

Employee benefit plans includes gratuity and compensated absences payable to employees. These benefit plans consist a defined benefit plan for gratuity payable by the Indian subsidiary of the Company under Indian regulations. These are determined under the projected unit credit method, with actuarial valuations being carried out at each reporting date. The retirement benefit obligations recognised in the consolidated balance sheet represents the present value of the defined obligations. Under an employee benefit plan, it is the Company’s obligation to provide agreed benefits to the employees. The related actuarial and investment risks fall on the Company. The summary of current and non-current employee benefit plans obligations along with it’s components are as below:

Pension and other employee obligations Year ended	March 31, 2022	March 31, 2022
Current
Gratuity	$70,872	$93,363
Compensated absences	75,134	83,528
	146,006	176,891
Non current
Gratuity	215,841	248,364
Compensated absences	222,967	152,610
	438,808	400,974

I.	Gratuity

For year ended	March 31, 2023	March 31, 2022
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$341,727	$352,630
Service cost	97,679	105,812
Interest cost	18,405	18,112
Actuarial gain	(45,373)	(51,364)
Benefits paid	(100,528)	(70,725)
Effect of exchange rate changes	(25,196)	(12,738)
PBO at the end of the period	286,714	341,727
Accrued pension liability
Current liability	$70,872	$93,363
Non-current liability	215,841	248,364
	286,714	341,727
Accumulated benefit obligation	202,036	236,753

Net gratuity cost recognized in income statement Year ended	March 31, 2023	March 31, 2022
Service cost	$97,679	$105,812
Interest cost	18,405	18,112
Amortization of net actuarial (gains)/loss	(18,290)	(1,992)
Net periodic benefit cost	97,794	121,932

Re-measurement (gains) / losses in other comprehensive income Year ended	March 31, 2023	March 31, 2022
Actuarial gain	$(45,373)	$(51,364)
Amortization loss	(18,290)	(1,992)
Total	(27,083)	(49,372)

Components of actuarial gain: Year ended	March 31, 2023	March 31, 2022
Actuarial gain due to demographic assumption changes in defined benefit obligation	$(11,440)	$(7,588)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	(7,033)	12,920
Actuarial gain due to experience on defined benefit obligation	(26,900)	(56,696)
Total	(45,373)	(51,364)

The assumptions used in accounting for the gratuity plan are as follows:

Year ended	March 31, 2023	March 31, 2022
Discount rate – staff	7.37%	7.17%
Discount rate – independent service provider*	7.25%	5.23%
Attrition rate – staff	36.00%	31.00%
Attrition rate – independent service provider*	92.00%	89.00%
Rate of increase in compensation levels – staff	12.67%	13.00%
Rate of increase in compensation levels – independent service provider*	14.50%	16.57%

*	Independent service provider are contract employees responsible for maintaining the fleet of the Company.

During the year ended March 31, 2023 and March 31, 2022, actuarial gain was driven by changes in actuarial assumptions, offset by experience adjustments on present value of benefit obligations.

The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium.

Sensitivity analysis for the :

	March 31, 2023		March 31, 2022
Year ended	Increase	Decrease	Increase	Decrease
Discount rate (- / + 1%)	$14,216	$12,795	$18,550	$16,404
Salary growth rate (- / + 1%)	7,934	8,508	10,694	10,626
Attrition rate (- / + 1%)	4,801	4,551	6,865	6,423
Mortality rate (- / + 10% of mortality rates)	—	51	66	66

Expected benefit payments for the year ending March 31,:
2024	$70,872
2025	33,640
2026	20,168
2027	16,406
2028	9,927
Thereafter	135,701
Total	286,714

II.	Compensated absences

The employees are permitted to encash a maximum of 45 days of accumulated leave balance on separation. The Company has provided liability for compensated absences as per an actuarial valuation carried out by an independent actuary on the Balance Sheet date.

The assumptions used in accounting for the compensated absences are as follows:

Year ended	March 31, 2023	March 31, 2022
Discount rate	7.37%	7.17%
Attrition rate	36.00%	31.00%
Rate of compensation increase	12.67%	13.00%

The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

Defined contribution plan

The Indian subsidiary makes provident fund contributions which are defined contribution plans, for qualifying employees. Under the Schemes, the Indian subsidiary is required to contribute a specified percentage of the payroll costs to fund the benefits. The contributions are made to provident fund in accordance with the fund rules. The interest rate payable to the beneficiaries every year is notified by the Government. The amount of contributions made to provident fund is $622,401 for the year ended March 31, 2023 and $572,044 for the year ended March 31, 2022.